Other Receivables - Summary of Other Receivables (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Other receivables	¥ 7,865	¥ 8,020
Other receivables	7,860	8,015
Gross carrying amount [member]
Disclosure of financial assets [line items]
VAT recoverable	5,214	5,342
Government grants receivables	1,275	982
Rebate receivables on aircraft acquisitions	616	686
Other deposits	203	426
Others	557	584
Allowance for doubtful accounts current [member]
Disclosure of financial assets [line items]
Other receivables	¥ (5)	¥ (5)